Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities	€ 301		€ 219
Depreciation expense, lease	280		194
Interest expense on lease liabilities	13		19
Expense relating to short-term leases	€ 1		€ 87
PGE
Disclosure Of Lease Liabilities [Line Items]
Repayments of borrowings, classified as financing activities		€ 1,264
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total	74.00%		70.00%